Disclosure of detailed information about warrants, activity (Details)	1 Months Ended	12 Months Ended
	Dec. 19, 2017 CAD ($)	Dec. 31, 2018 CAD ($) share	Dec. 31, 2017 CAD ($) share
Statements [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period | share		7,402,655	8,848,821
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $		$ 2.00	$ 1.03
Number of warrants granted in share-based payment arrangement | share		225,900	4,786,405
Weighted average exercise price of warrants granted in share-based payment arrangement | $	$ 1.45	$ 2.29	$ 1.45
Number of warrants exercised in share-based payment arrangement | share		(3,511,085)	(6,232,571)
Weighted average exercise price of warrants exercised in share-based payment arrangement | $		$ 2.54	$ 0.20
Number of warrants expired in share-based payment arrangement | share		(157,665)	0
Weighted average exercise price of warrants expired in share-based payment arrangement | $		$ 3.00	$ 0
Number of warrants outstanding in share-based payment arrangement at end of period | share		3,959,805	7,402,655
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $		$ 1.50	$ 2.00